Tax assets and liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Tax assets and liabilities

23.	Tax assets and liabilities

a) Income tax and social contribution

The total charges for the period can be reconciled with the accounting profit as follows:

Thousand of Reais	2025	2024	2023

Operating Profit Before Tax	16,728,994	19,190,228	11,921,651
Tax Rate (25% income tax and 20% social contribution tax) (3)	(7,528,047)	(8,635,601)	(5,364,743)
PIS and COFINS (net of income and social contribution taxes) (1)	(4,605,498)	(3,258,281)	(3,789,866)
Non-taxable/Non-deductible:
Equity method	206,241	140,870	108,380
Non-Deductible Expenses Net from Non-Taxable Income (2)	1,911,762	1,345,411	1,016,111
Adjustments:
Recognition (Reversal) of Income/Social Contribution Taxes on Temporary Differences	193,371	(224,038)	127,166
Interest on Equity	3,376,308	2,589,128	2,660,040
Effect of CSLL (Social Contribution on Net Profit) Rate Difference (3)	970,695	1,441,329	684,133
Other adjustments	1,711,297	824,718	2,135,940
Income taxes	(3,763,871)	(5,776,465)	(2,422,839)
Comprising:
Current taxes	(8,068,996)	(6,193,804)	(7,962,995)
Deferred taxes	4,305,125	417,339	5,540,156
Taxes paid during the fiscal year	(6,509,969)	(5,423,514)	(5,892,511)
(1)	PIS and COFINS are considered as components of the profit base (net base of certain income and expenses); therefore, in accordance with IAS 12, they are recorded as income taxes.
(2)	It mainly includes the tax effect on income from updates to judicial deposits and other income and expenses that are permanent differences.
(3)	In the Consolidated Financial Statements, we account for the difference in CSLL (Social Contribution on Net Profit) tax rates of 9% (non-financial companies), 15% (financial companies), and 20% (banks).

Foreign Exchange Hedge of the Grand Cayman and Luxembourg Branches

Banco Santander operates branches in the Cayman Islands and Luxembourg, which are primarily used for raising funds in international capital and financial markets, providing the Bank with credit lines that are extended to its clients for trade financing and working capital.

To hedge against exchange rate fluctuations, the Bank uses derivatives and funding. According to Brazilian tax rules, gains or losses resulting from the impact of the Real's appreciation or depreciation on foreign investments are taxable or deductible for income tax/social contribution purposes, while gains or losses from derivatives used as hedging are also taxable or deductible. The purpose of these derivatives is to protect net income after taxes.

The still distinct tax treatment for PIS and COFINS taxes on such exchange rate differences results in volatility in "Operating Profit before Tax" and in the "Income Tax" item. The effects of the transactions carried out, as well as the total effect of the exchange rate hedge for the fiscal years ending December 31, 2025, 2024, and 2023, are detailed below:

Thousand of Reais	2025	2024	2023
Foreign exchange fluctuations (net)
Gains (losses) arising from exchange rate fluctuations on the Bank’s investments in the Cayman and Luxembourg Branches	(7,474,761)	13,627,778	(3,281,452)
Gains (losses) on financial assets and liabilities
Income generated from the use of derivative contracts as foreign exchange hedge	7,838,473	(14,292,394)	3,444,617
Income Taxes
Tax effect of derivative contracts used as hedge - PIS/COFINS	(363,712)	664,616	(163,165)

b) Effective tax rate calculation

The effective tax rates are:

Thousand of Reais	2025	2024	2023
Operating Income Before Tax	16,728,994	19,190,228	11,921,651
Income Tax	(3,763,871)	(5,776,465)	(2,422,839)
Effective tax rate	22.50%	30.10%	20.32%

c) Tax recognized in equity

In addition to the income tax recognized in the consolidated income statement, the Bank has recorded the following amounts directly in equity:

Thousand of Reais	2025	2024	2023
Tax credits recognized in equity	315,477,464	339,389,357	139,356,609
Measurement of securities at fair value through other comprehensive income	308,792,800	333,401,042	136,550,936
Measurement of cash flow hedge	3,032,990	2,607,676	223,487
Measurement of investment hedge	1,421,361	562,353	562,353
Measurement of defined benefit plan	2,230,313	2,818,286	2,019,833
Tax expenses recognized in equity	(320,585,520)	(346,808,871)	(140,799,732)
Measurement of securities at fair value through other comprehensive income	(309,559,753)	(335,837,710)	(133,417,362)
Measurement of cash flow hedge	(3,361,605)	(2,628,353)	(430,444)
Measurement of investment hedge	(1,421,361)	(1,421,361)	(1,421,361)
Measurement of defined benefit plan	(6,242,801)	(6,921,447)	(5,530,565)
Total	(5,108,056)	(7,419,514)	(1,443,123)

This pertains to deferred tax liabilities recognized in equity, arising from temporary differences accounted for in equity.

d) Deferred taxes

The balances of “Deferred Tax Assets” and “Deferred Tax Liabilities” are presented as follows:

Thousand of Reais	2025	2024

Deferred Tax Assets	50,854,830	48,223,877
Comprising:
Temporary differences (1)	45,562,986	42,737,528
Tax loss	5,291,844	5,486,349
Total deferred tax assets	50,854,830	48,223,877

Deferred tax liabilities	4,589,099	5,689,440
Comprising:
Excess depreciation of leased assets	414,762	394,257
Fair value adjustment of trading securities and derivatives	4,174,337	5,295,183
Total deferred tax liabilities	4,589,099	5,689,440
(1)	Temporary differences primarily related to impairment losses on loans and receivables, provisions for judicial and administrative proceedings, and the effect of the fair value on financial instruments.

The changes in the balances of “Deferred Tax Assets” and “Deferred Tax Liabilities” over the last three fiscal years were the following:

Thousand of Reais	Balances at December 31, 2024	Adjustment to Income	Fair value adjustments (1)	Other (2)	Balance on December 31, 2025

Deferred Tax Assets	48,223,877	3,110,827	(573,469)	93,595	50,854,830
Temporary differences	42,737,528	3,305,332	(573,469)	93,595	45,562,986
Tax loss	5,486,349	(194,505)	-	-	5,291,844
Deferred Tax Liabilities:	5,689,440	(1,194,298)	247,771	(153,814)	4,589,099
Temporary differences	5,689,440	(1,194,298)	247,771	(153,814)	4,589,099
Total	42,534,437	4,305,125	(821,240)	247,409	46,265,731

Thousand of Reais	Balances at December 31, 2023	Adjustment to Income	Adjustments to fair value (1)	Other (2)	Balance on December 31, 2024

Deferred Tax Assets	43,445,704	3,124,515	2,460,496	(806,838)	48,223,877
Temporary differences	37,877,300	3,206,570	2,460,496	(806,838)	42,737,528
Tax loss	5,561,066	(74,717)	-	-	5,486,349
CSLL 18%	7,338	(7,338)	-	-	-
Deferred Tax Liabilities:	3,699,432	2,238,539	597,555	(846,086)	5,689,440
Temporary differences	3,699,432	2,238,539	597,555	(846,086)	5,689,440
Total	39,746,272	885,976	1,862,941	39,248	42,534,437

(1) Refers to the tax recognized in equity.

(2) In 2025, it refers mainly to the net of deferred taxes in the amount of R$247,409 (2024 – R$39,248 and 2023 – R$63,753), which have the same counterparty and realization period.

e) Expected realization of deferred tax assets

	Deferred Tax Assets			Deferred Tax Liabilities
Year	Temporary differences	Tax losses	Total	Temporary differences	Total
2026	9,572,148	36,844	9,608,992	1,092,810	1,092,810
2027	6,937,859	1,090,696	8,028,555	1,095,782	1,095,782
2028	6,129,936	2,304,325	8,434,261	870,727	870,727
2029	5,162,834	1,854,527	7,017,361	850,912	850,912
2030	4,908,139	3,730	4,911,869	151,612	151,612
2031 to 2035	12,852,070	1,722	12,853,792	222,694	222,694
After 2036	-	-	-	304,562	304,562
Total	45,562,986	5,291,844	50,854,830	4,589,099	4,589,099